INCOME TAXES (Details Textual)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Percent	30.00%	17.00%
Israel Tax Authority [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	26.50%	25.00%
Secretariat of the Federal Revenue Bureau of Brazil [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	34.00%